Net interest income - Summary of net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Cash and balances at central banks	£ 8,384	£ 2,097	£ 128
Debt securities at amortised cost	1,819	1,035	148
Loans and advances at amortised cost	7,854	6,419	4,117
Fair value through other comprehensive income	3,808	1,493	380
Negative interest on liabilities	46	208	248
Other	2,350	527	651
Interest and similar income	24,261	11,779	5,672
Deposits at amortised cost	(8,741)	(3,104)	(331)
Debt securities in issue	(3,030)	(1,473)	(413)
Subordinated liabilities	(2,697)	(966)	(934)
Negative interest on assets	(7)	(208)	(374)
Other	(3,133)	(630)	(547)
Interest and similar expense	(17,608)	(6,381)	(2,599)
Net interest income	£ 6,653	£ 5,398	£ 3,073